Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
Long-term debt	$ 15,600,000,000	$ 15,600,000,000	$ 11,900,000,000
Long-term debt fair value	15,800,000,000	15,800,000,000	13,200,000,000
Unamortized discount	65,000,000	65,000,000	56,000,000
Cash paid for principal amount of convertible unsecured debt	1,250,000,000
Carrying amount of convertible debt			1,200,000,000
Common stock acquired, shares		158,000,000	142,000,000	447,000,000
Cash paid for interest		371,000,000	344,000,000	197,000,000
Credit facility	1,300,000,000	1,300,000,000
Credit facility, expiration date	Jun. 24, 2018
Credit facility, financial covenant		As of June 30, 2013, we were in compliance with the only financial covenant in the credit agreement, which requires us to maintain a coverage ratio of at least three times earnings before interest, taxes, depreciation, and amortization to interest expense, as defined in the credit agreement. The credit facility expires on June 24, 2018. No amounts were drawn against the credit facility since its inception.
Long | Purchased Call Option
Debt Instrument [Line Items]
Common stock acquired, shares	29,000,000
Common stock acquired, value	938,000,000
Net cash settlement of capped calls	24,000,000
Upper Limit
Debt Instrument [Line Items]
Commercial paper program amount authorized	1,300,000,000	1,300,000,000
Convertible Debt
Debt Instrument [Line Items]
Unamortized discount			19,000,000
Amount excess obligation from convertible notes	96,000,000
Principal amount of each convertible note	$ 1,000	$ 1,000
Shares of Microsoft common stock into which each $1,000 principal amount of notes may convert	30.68
Conversion price per share of convertible notes	$ 32.59	$ 32.59